Subsequent Events	12 Months Ended
Feb. 24, 2013
Subsequent Events

NOTE 20 — SUBSEQUENT EVENTS

On April 30, 2013, pursuant to the Subscription and Shareholders Agreement dated April 8, 2010, the Company issued to the Lien 2 debt holders (the “Lien 2 holders”) additional ordinary stock and additional preferred stock, each equal to 7.5% of the total issued stock of each respective class, as in issue immediately after the closing of the April 8, 2010 refinancing. An aggregate total of 3,324,059.20 Series B ordinary shares and 756,986.00 Series B preferred shares were issued to the Lien 2 holders.

In addition, on April 30, 2013, pursuant to the Subscription and Shareholders Agreement, the Company issued to the Note Purchaser Shareholders (as defined in the Subscription and Shareholders Agreement) additional ordinary stock and additional preferred stock, each equal to 0.83% of the ordinary and preferred stock issued to them in connection with the April 2010 refinancing. An aggregate total of 367,862.57 Series B ordinary shares and 83,773.11 Series B preferred shares were issued to the Note Purchaser Shareholders.